DEPOSITS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2024
Deposits And Other Receivables
SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES

Deposits and other receivables mainly consist of office rental deposits, utility deposits, cargo deposits and amount due from a third party:

	As of September 30,
	2023	2024
	US$	US$
Deposits	305,170	304,324
Prepayment	23,039	87,488
Other receivables	-	82,085
	328,209	473,897